Lines of Business (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Lines of Business
The following is a summary of certain financial data for each of our segments (in thousands):

	Animal Hospital	Laboratory	All Other	Corporate	Eliminations	Total
Three Months Ended September 30, 2016
External revenue	$553,378	$84,970	$17,450	$—	$1,056	$656,854
Intercompany revenue	—	20,170	5,537	—	(25,707)	—
Total revenue	553,378	105,140	22,987	—	(24,651)	656,854
Direct costs	459,242	50,934	14,066	—	(23,965)	500,277
Gross profit	94,136	54,206	8,921	—	(686)	156,577
Selling, general and administrative expense	15,541	9,728	6,064	18,010	—	49,343
Operating income (loss) before sale or disposal of assets	78,595	44,478	2,857	(18,010)	(686)	107,234
Net loss (gain) on sale or disposal of assets	304	1	1	(70)	—	236
Operating income (loss)	$78,291	$44,477	$2,856	$(17,940)	$(686)	$106,998
Depreciation and amortization	$23,363	$2,826	$848	$679	$(622)	$27,094
Property and equipment additions	$24,917	$4,953	$383	$2,794	$(1,315)	$31,732
Three Months Ended September 30, 2015
External revenue	$441,924	$84,129	$24,544	$—	$1,120	$551,717
Intercompany revenue	—	16,180	6,294	—	(22,474)	—
Total revenue	441,924	100,309	30,838	—	(21,354)	551,717
Direct costs	366,983	48,901	19,077	—	(20,910)	414,051
Gross profit	74,941	51,408	11,761	—	(444)	137,666
Selling, general and administrative expense	10,677	9,542	7,660	16,981	—	44,860
Operating income (loss) before charges	64,264	41,866	4,101	(16,981)	(444)	92,806
Business interruption insurance gain	—	—	(4,523)	—	—	(4,523)
Net loss on sale or disposal of assets	175	—	72	3	—	250
Operating income (loss)	$64,089	$41,866	$8,552	$(16,984)	$(444)	$97,079
Depreciation and amortization	$16,520	$2,731	$1,181	$588	$(549)	$20,471
Property and equipment additions	$19,429	$5,735	$127	$2,773	$(1,115)	$26,949

10.	Lines of Business, continued

	Animal Hospital	Laboratory	All Other	Corporate	Eliminations	Total
Nine Months Ended September 30, 2016
External revenue	$1,552,377	$267,475	$50,560	$—	$3,370	$1,873,782
Intercompany revenue	—	56,452	15,237	—	(71,689)	—
Total revenue	1,552,377	323,927	65,797	—	(68,319)	1,873,782
Direct costs	1,290,145	152,458	41,049	—	(67,175)	1,416,477
Gross profit	262,232	171,469	24,748	—	(1,144)	457,305
Selling, general and administrative expense	41,903	29,726	17,385	58,647	—	147,661
Operating income (loss) before sale or disposal of assets	220,329	141,743	7,363	(58,647)	(1,144)	309,644
Net loss (gain) on sale or disposal of assets	747	(34)	4	(189)	—	528
Operating income (loss)	$219,582	$141,777	$7,359	$(58,458)	$(1,144)	$309,116
Depreciation and amortization	$62,811	$8,446	$2,635	$1,985	$(1,805)	$74,072
Property and equipment additions	$68,947	$14,355	$2,475	$7,981	$(3,212)	$90,546
Nine Months Ended September 30, 2015
External revenue	$1,270,326	$252,645	$73,895	$—	$3,089	$1,599,955
Intercompany revenue	—	47,858	19,839	—	(67,697)	—
Total revenue	1,270,326	300,503	93,734	—	(64,608)	1,599,955
Direct costs	1,066,516	144,410	59,160	—	(62,506)	1,207,580
Gross profit	203,810	156,093	34,574	—	(2,102)	392,375
Selling, general and administrative expense	32,351	27,894	24,088	49,410	—	133,743
Operating income (loss) before charges	171,459	128,199	10,486	(49,410)	(2,102)	258,632
Business interruption insurance gain	—	—	(4,523)	—	—	(4,523)
Net (gain) loss on sale or disposal of assets	(445)	41	92	78	—	(234)
Operating income (loss)	$171,904	$128,158	$14,917	$(49,488)	$(2,102)	$263,389
Depreciation and amortization	$49,032	$7,940	$3,509	$1,755	$(1,602)	$60,634
Property and equipment additions	$45,506	$11,813	$1,427	$5,349	$(2,625)	$61,470

At September 30, 2016
Total assets	$2,961,074	$329,694	$70,923	$1,349,186	$(1,501,815)	$3,209,062
At December 31, 2015
Total assets	$2,186,959	$306,296	$73,491	$471,112	$(536,726)	$2,501,132